STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SCHEDULE OF STOCK OPTIONS WEIGHTED AVERAGE ASSUMPTIONS

The Company determined the value of share-based compensation using the Black-Scholes fair value option-pricing model using the following weighted average assumptions for options granted during the former year ended December 31, 2018. All options stand completely vested.

Date of Grant
Expected term (years)	10
Expected volatility	283%
Risk-free interest rate	2.55%
Dividend yield	0%

SCHEDULE OF STOCK OPTION ACTIVITY

As summary of option activity under the 2016 Plan as of December 31, 2022, and March 31, 2022 and changes during the periods then ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2021	60,421	$5.20	6.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Exercisable at March 31, 2022	60,421	$5.20	5.77

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at March 31, 2022	60,421	$5.20	5.77
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2022	60,421	$5.20	5.02
Exercisable at December 31, 2022	60,421	$5.20	5.02

SCHEDULE OF WARRANTS ACTIVITY

The following table reflects Warrant activity:

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2021	10,628	$16.625	1.45	$-
Granted	-	-	-	-
Exercised		-	-	-
Forfeited or expired	-	-	-	-
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Exercisable at March 31, 2022	10,628	$16.625	0.45	$-

Warrants	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2022	10,628	$16.625	0.45	$-
Granted	9,513,682	0.69	4.80	-
Exercised	-	-	-	-
Forfeited or expired	(10,628)	(16.625)	(0.45)	-
Outstanding at December 31, 2022	9,513,682	$0.69	4.80	$-
Exercisable at December 31, 2022	-	$-	-	$-

SCHEDULE OF FAIR VALUE ASSUMPTION OF WARRANTS

The following assumptions were used for the nine months ended December 31, 2022 and year ended March 31, 2022:

	Nine Months Ended December 31, 2022	Year Ended March 31, 2022
Expected term	5 years	-
Expected volatility	113-172%	-%
Expected dividend yield	-	-
Risk-free interest rate	3.99-4.35%	0.10%

White River Holdings Corp [Member]
SCHEDULE OF STOCK OPTIONS WEIGHTED AVERAGE ASSUMPTIONS
SCHEDULE OF STOCK OPTION ACTIVITY
SCHEDULE OF WARRANTS ACTIVITY
SCHEDULE OF FAIR VALUE ASSUMPTION OF WARRANTS